CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating revenues
Total operating revenues	$ 284,734	$ 299,652	$ 346,650
Operating expenses
Vessel operating expenses	(56,509)	(60,958)	(65,247)
Voyage and commission expenses	(7,986)	(7,648)	(11,222)
Administrative expenses	(15,367)	(13,412)	(14,809)
Depreciation and amortization	(79,996)	(83,239)	(98,812)
Total operating expenses	(159,858)	(165,257)	(190,090)
Operating income	124,876	134,395	156,560
Other non-operating income	661	4,795	449
Financial income/(expense)
Interest income	17,354	13,278	8,950
Interest expense	(68,855)	(79,791)	(80,650)
(Losses)/gains on derivative instruments, net	(51,922)	(38,796)	8,106
Other financial items, net	1,000	675	(592)
Net financial expenses	(102,423)	(104,634)	(64,186)
Income before tax, equity in net earnings of affiliate and non-controlling interests	23,114	34,556	92,823
Income taxes	(16,767)	(17,962)	(17,465)
Equity in net earnings of affiliate	11,730	4,540	1,190
Net income	18,077	21,134	76,548
Non-controlling interests	(1,119)	3,329	3,358
Golar LNG Partners LP Owners	19,196	17,805	73,190
General partner's interest in net income	142	115	1,223
Common unitholders’ interest in net income	6,945	5,648	59,925
Time Charter
Operating revenues
Total operating revenues	284,734	299,652	346,650
Preferred Units
Financial income/(expense)
Preferred unitholders’ interest in net income	12,109	12,042	12,042
Common Units
Financial income/(expense)
Common unitholders’ interest in net income	$ 6,945	$ 5,648	$ 59,925
Common Units
Earnings per unit - Common units:
Basic and diluted (in dollars per share)	$ 0.10	$ 0.08	$ 0.86
Cash distributions declared and paid per unit in the period (in dollars per share)	$ 0.46	$ 1.62	$ 1.96